Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	CNH Capital LLC
Entity Central Index Key	0001552493
Document Type	S-4
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer